Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Loss for the period	$ (447,605)	$ (100,755)	$ (240,997)
Adjustments to reconcile loss for the year to net cash used in operating activities:
Depreciation	31,302	22,868	8,527
Amortization	1,985	2,827	2,387
Impairment of property, plant and equipment	49,437
Write-down of excess inventories	46,887
Net finance expenses	121,848	(63,625)	126,774
Equity based share based payment transactions	35,212	33,909	3,191
Increase in research and development tax credit receivable	(7,551)	(4,663)	(11,269)
Research and development tax credit received, net of tax paid	(2,410)	9,831	5,366
Accrued preferred shares dividends		16,156	23,578
Listing charge		27,607
Changes to working capital:
Inventories	(2,267)	(66,874)	(73,302)
Trade and other receivables	53,323	(2,320)	(95,531)
Trade payables and other liabilities	(42,269)	(9,544)	101,949
Net Cash used in Operating Activities	(162,108)	(134,583)	(149,327)
Cash Flows from Investing Activities
Purchases of property, plant, equipment	(24,983)	(106,346)	(64,381)
Net Cash used in Investing Activities	(24,983)	(106,346)	(64,381)
Cash Flows from Financing Activities
Proceeds from issuance of share capital	97,998	38,568
Proceeds from issuance of convertible notes, net of issuance costs	54,010		70,917
Proceeds from instrument financing agreement	41,500
Proceeds from issuance of preferred shares			162,401
Proceeds from borrowings, net of issuance costs		361,830	62,391
Shares issued on the exercise of share options	4,269	104	41
Shares issued on employee stock purchase plan	1,795
Receipt of principal portion of lease receivable	615
Cash interest paid, net of interest received	(27,229)	(29,894)	(12,114)
Early extinguishment of debt		(3,637)	(3,600)
Cash issued for non-controlling interest		(1,968)
Repayment of lease liabilities	(6,863)	(5,429)	(3,054)
Repayments of instrument financing agreement	(632)
Repayments of borrowings	(174)	(140,552)	(40,396)
Net Cash generated from Financing Activities	165,289	219,022	236,586
Net (Decrease) / Increase in Cash and Cash Equivalents	(21,802)	(21,907)	22,878
Movement in Cash and Cash Equivalents
Cash and cash equivalents at the beginning of the year	132,145	161,172	139,387
Exchange loss on cash and cash equivalents	(10,333)	(7,120)	(1,093)
Net Increase / (decrease) in cash and cash equivalents	(21,802)	(21,907)	22,878
Cash and Cash Equivalents at the end of the year	$ 100,010	$ 132,145	$ 161,172